Business combinations	12 Months Ended
Dec. 31, 2023
Combinations of Business [Abstract]
Business combinations	Business combinations
23.1.    Accounting policy
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling interests in the acquiree at fair value or on the basis of its proportionate share in the identifiable net assets of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
The assets acquired and liabilities assumed are measured at fair value, classified, and allocated according to the contractual terms, economic circumstances, and relevant conditions as at the acquisition date. The Group identifies and measures the assets acquired and liabilities assumed by the value obtained in preliminary assessments at the acquisition date. The Group has up to 12 months after each of the acquisitions to conclude the assessment and frequently values the assets acquired and liabilities assumed with the assistance of independent specialists. When the valuation is finalized, the Company recognizes the difference between the preliminary amounts and the final amounts related to the acquisition on its statement of financial position and statement of profit or loss, as appropriated.
Subsequent to the initial recognition of property and equipment and intangible assets identified, the Company records the depreciation and amortization over the useful lives defined at the initial recognition based on the preliminary assessments until the final assessments are available.
Contingent liabilities recognized as of acquisition date are measured at fair value. Subsequently, until the liability is settled, cancelled or expires, they are recognized at the higher of the amount initially recognized or the amount that would be recognized under IAS 37.
Any contingent consideration to be transferred by the acquirer is recognized at fair value on acquisition date. Subsequent changes in the fair value of the contingent consideration treated as an asset or liability is recognized in profit or loss. In order to evaluate the contingent consideration, the Group considers different probabilities of scenarios and discounted future contractual cash flows at the interest rates available in the market for similar financial instruments.
Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of net assets acquired. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all assets acquired and all liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. After initial recognition, goodwill is measured at cost less than any accumulated impairment losses. Goodwill indefinite useful life intangible assets recognized under business combination are tested for impairment at least annually at December 31 or whenever there is an indication that it may be impaired (Note 11.4).
23.2.    Significant judgments, estimates and assumptions
The process of accounting a business combination includes the use of (i) valuation techniques to determine the amounts of intangible assets identified, (ii) estimates to determine its useful life, and (iii) valuation techniques to estimate the contingent consideration included in the total consideration paid to acquire the companies.
23.3.    Acquisitions in 2022 – assessments concluded in 2023
In 2022, the Group, through its subsidiary Questor acquired control of Hubcount. The acquisition of this company was measured in 2022 based on preliminary assessments and included in the December 31, 2022 consolidated financial statements. The assessments were completed in the first quarter of 2023. The effects of the differences between the preliminary assessments (as originally recognized on December 31, 2022) and the final assessments are presented below.
23.3.1.    Financial position of the businesses acquired
The net assets acquired, at fair value, on the date of the business combination, and the goodwill amount originated in the transaction considering the preliminary and the final assessments are presented below.
23.3.1.1. Hubcount

Fair value	Preliminary amounts (as presented on December 31, 2022)	Adjustments	Final amounts (as presented on December 31, 2023)

Cash and cash equivalents	36	—	36
Trade accounts receivable	235	—	235
Recoverable taxes	42	—	42
Property and equipment	205	—	205
Intangible assets - Customer relationship(a)	—	1,940	1,940
Intangible assets - Software(a)	—	2,104	2,104
Other assets	460	—	460
Total assets	978	4,044	5,022

Trade accounts payable	79	—	79
Labor and social security liabilities	313	—	313
Taxes payable	41	—	41
Deferred tax liabilities	—	1,375	1,375
Other liabilities	87	—	87
Total liabilities	520	1,375	1,895

Net assets and liabilities(b)	458	2,669	3,127
Consideration paid (Note 23.3.3)	10,615	509	11,124
Goodwill	10,157	(2,160)	7,997

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified customer relationship, and software as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 23.3.2.
(b)The net assets recognized in the December 31, 2022 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Hubcount. The valuation had not been completed by the date the 2022 financial statements were approved for issue by the Board of Directors. In the first quarter of 2023, the valuation was completed.
23.3.2.    Intangible assets recognized from business combinations
The assumptions used in the measurement of fair value of intangible assets identified in the business combination are as below.
23.3.2.1. Customer relationship

Hubcount

Amount	1,940
Method of evaluation	MEEM (*)
Estimated useful life (a)	7 years, 2 months
Discount rate (b)	15.3%
Source of information	Acquirer’s management internal projections

(*) Multi-Period Excess Earnings Method (“MEEM”)
(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
23.3.2.2. Software

Hubcount

Amount	2,104
Method of evaluation	Relief from royalties
Estimated useful life(a)	5 years
Discount rate(b)	15.3%
Source of information	Historical data
(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
23.3.3.    Consideration paid
The consideration paid on business combination comprises the following values, if any: (i) consideration transferred, (ii) non-controlling interest in the acquiree and (iii) fair value of the acquirer’s previously held equity interest in the acquiree. The consideration paid in the preliminary and the final assessments is presented as follows.
23.3.3.1.    Hubcount

	Preliminary amounts (as presented on December 31, 2022)	Adjustments	Final amounts (as presented on December 31, 2023)

Cash consideration paid to the selling shareholders	7,500	—	7,500
Cash consideration to be paid to the selling shareholders	3,000	(341)	2,659
Call option	—	(1,534)	(1,534)
Non-controlling interest in the acquiree	115	667	782
Contingent consideration(a)	—	1,717	1,717
Total	10,615	509	11,124

(a)Refers to contingent consideration that may be paid in 2024, based on predetermined formulae which consider mainly the net revenue of Hubcount for 2023.